MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2024-A & 2024-B
Pursuant to the Master Indenture, dated as of August 1, 2001 (as amended and supplemented, the "Indenture"), between World Financial Network Credit Card Master Note Trust (the "Issuer") and U.S. Bank National Association, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2024-A Indenture Supplement dated as of May 15, 2024, and the Series 2024-B Indenture Supplement dated as of August 13, 2024 (each an "Indenture Supplement"), Comenity Bank, as Servicer (the "Servicer") under the Transfer and Servicing Agreement, dated as of August 1, 2001 (as amended, the "Transferor and Servicing Agreement"), among the Servicer, WFN Credit Company, LLC, as Transferor, and the Issuer, is required to prepare certain information each month regarding current distributions to the Noteholders and the performance of the Trust during the previous month.

The information required to be prepared with respect to the Distribution Date of August 17, 2026 and with respect to the performance of the Trust during the month of July 2026 is set forth below. Capitalized terms herein are defined in the Indenture and the Indenture Supplements.

Monthly Period:	Jul-26	No. of Days in Period:	33
Determination Date:	8/13/2026	No. of Days in Month:	31
Distribution Date:	8/17/2026	Record Date:	7/31/2026

I. DEAL PARAMETERS	Series 2024-A	Series 2024-B

(a) Class A Initial Note Principal Balance	$500,000,000.00	$500,000,000.00
(b) Class M Initial Note Principal Balance	$44,521,000.00	$0.00
(c) Class B Initial Note Principal Balance	$25,685,000.00	$0.00
(d) Class C Initial Note Principal Balance	$0.00	$0.00
(e) Total Initial Note Principal Balance	$570,206,000.00	$500,000,000.00
(f) Initial Excess Collateral Amount	$114,727,000.00	$184,932,000.00

(g) Class A Initial Note Principal Balance %	73.00%	73.00%
(h) Class M Initial Note Principal Balance %	6.50%	0.00%
(i) Class B Initial Note Principal Balance %	3.75%	0.00%
(j) Class C Initial Note Principal Balance %, if applicable	0.00%	0.00%
(k) Excess Collateral Amount %	16.75%	27.00%

(l) Required Retained Transferor Percentage	4.00%	4.00%
(m) Additional Minimum Transferor % (2% Nov-Jan; 0% otherwise)	0.00%	0.00%

(n) Class A Note Interest Rate	5.47%	4.62%
(o) Class A Swap Rate, if applicable
(p) Class A Swap Rate plus Spread, if applicable
(q) Class A Margin, if applicable

(r) Class M Note Interest Rate	0.00%	0.00%
(s) Class M Swap Rate, if applicable
(t) Class M Swap Rate plus Spread, if applicable

(u) Class B Note Interest Rate	0.00%	0.00%
(v) Class B Swap Rate, if applicable
(w) Class B Swap Rate plus Spread, if applicable

(x) Class C Note Interest Rate, if applicable	0.00%	0.00%
(y) Class C Swap Rate, if applicable
(z) Class C Swap Rate plus Spread, if applicable

(aa) Servicing Fee Percentage	2.00%	2.00%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2024-A & 2024-B

II. COLLATERAL AMOUNTS AND ALLOCATION PERCENTAGES	Series 2024-A	Series 2024-B

(a) Initial Collateral Amount	$684,933,000.00	$684,932,000.00
(b) Initial Excess Collateral Amount	$114,727,000.00	$184,932,000.00

(c) Principal Payments made to Noteholders	$0.00	$0.00
(d) Principal Accumulation Account Balances	$57,020,600.00	$0.00
(e) Unreimbursed Investor Charge-offs and Reallocated Principal Collections	$0.00	$0.00

(f) Collateral Amount - End of Current Monthly Period	$627,912,400.00	$684,932,000.00
(g) Excess Collateral Amount - End of Current Monthly Period	$114,727,000.00	$184,932,000.00
(h) Required Excess Collateral Amount	$114,727,000.00	$184,932,000.00

(i) Beginning Class A Note Principal Balance	$500,000,000.00	$500,000,000.00
(j) Beginning Class M Note Principal Balance	$44,521,000.00	$0.00
(k) Beginning Class B Note Principal Balance	$25,685,000.00	$0.00
(l) Beginning Class C Note Principal Balance, if applicable	$0.00	$0.00
(m) Total Beginning Note Principal Balance	$570,206,000.00	$500,000,000.00

(n) Ending Class A Note Principal Balance	$500,000,000.00	$500,000,000.00
(o) Ending Class M Note Principal Balance	$44,521,000.00	$0.00
(p) Ending Class B Note Principal Balance	$25,685,000.00	$0.00
(q) Ending Class C Note Principal Balance, if applicable	$0.00	$0.00
(r) Total Ending Note Principal Balance	$570,206,000.00	$500,000,000.00

(s) Allocation Percentage- Finance Charges Collections and Default Amounts	12.77%	13.93%

(t) Allocation Percentage- Principal Collections	13.93%	13.93%

III. RECEIVABLES IN THE TRUST

(a) Beginning of the Month Principal Receivables	$4,915,280,375.16

(b) Collection of Principal Receivables	$671,891,002.43
(c) Defaulted Receivables (principal charge-offs):	$35,861,827.71
(d) Dilution (Principal net of Debit Adjustments):	$50,301,230.54
(e) Sales (principal receivables generated):	$689,866,143.87
(f) Net (Removal)/Addition of Principal Receivables:	$0.00

(g) End of Month Principal Receivables (a - b - c - d + e + f)	$4,847,092,458.35

(h) Recoveries of previously Charged-off Receivables:	$7,946,157.95

(i) Beginning of the Month Finance Charge Receivables	$738,325,719.48
(j) End of the Month Finance Charge Receivables	$757,307,896.64

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2024-A & 2024-B

IV.RECEIVABLES PERFORMANCE SUMMARY

COLLECTIONS:
(a) Collections of Principal Receivables	$671,891,002.43
(b) Collections of Finance Charge Receivables	$148,479,312.17
(c) Total Collections (a+b).	$820,370,314.60
(d) Monthly Payment Rate (% of Beginning Principal Receivables)	16.69%

DELINQUENCIES AND LOSSES:	PRINCIPAL	% OF PRINCIPAL
End of the month delinquencies:	RECEIVABLES	RECEIVABLES	ACCOUNTS	% OF
(e) 1-30 days delinquent (CA1)	$159,927,881.61	3.30%	192,639	0.51%
(f) 31-60 days delinquent (CA2)	$72,459,296.37	1.49%	77,299	0.20%
(g) 61-90 days delinquent (CA3)	$53,984,979.36	1.11%	50,020	0.13%
(h) 91-120 days delinquent (CA4)	$46,066,224.81	0.95%	41,011	0.11%
(i) 121-150 days delinquent (CA5)	$33,445,938.75	0.69%	28,862	0.08%
(j) 151+ days delinquent (CA6)	$31,731,849.43	0.65%	26,652	0.07%

(k) Total delinquencies (e +f + g + h + i + j)	$397,616,170.33	8.20%	416,483	1.10%

(l) Total 60+ days delinquent	$165,228,992.35	3.41%
(m) Lowest Delinquency Trigger (all series)		9.50%
(n) Investor Requests for Communications		None

CHARGE-OFFS:
(o) Number of Charged-Off Accounts	31,314
(p) Gross Charge-Offs (principal charge-offs):	$35,861,827.71
(q) Number of Charged-Off Accounts with Recoveries	27,559
(r) Recoveries (includes principal, finance charges and fees)	$7,946,157.95
(s) Gross Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized
(i) Current	8.88%
(ii) Prior Monthly Period	8.69%
(iii) Two Months Prior Monthly Period	9.04%
(iv) Three Months Prior Monthly Period	9.11%
(v) Three -Month Average	8.87%
(vi) Four-Month Average	8.93%
(t) Net Principal Charge-Offs (Gross Charge-Offs - recoveries)	$27,915,669.76
(u) Net Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized
(i) Current	6.91%
(ii) Prior Monthly Period	6.66%
(iii) Two Months Prior Monthly Period	6.99%
(iv) Three Months Prior Monthly Period	7.01%
(v) Three -Month Average	6.86%
(vi) Four-Month Average	6.89%
(v) Average Net Charge Off (net principal charge-offs/number of charged-off accounts)	$891.48

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2024-A & 2024-B

V. TRANSFEROR INTEREST AND SELLER'S INTEREST

(a) Required Retained Transferor Percentage	4.00%
(b) Additional Minimum Transferor Percentage (2% Nov-Jan; 0% otherwise)	0.00%

(c) Beginning Transferor's Amount	$2,070,394,267.72
(d) Ending Transferor's Amount (including Excess Funding/Principal Accounts)	$2,089,879,769.46
(e) Minimum Transferor's Amount	$193,883,698.33
(f) Excess Funding Account Balance at end of Monthly Period	$0.00
(g) Collections and Principal Accounts Balance at end of Monthly Period	$57,020,600.00
(h) Sum of Principal Receivables, Excess Funding, Collections and Principal Accounts	$4,904,113,058.35
(i) Required Seller's Interest (as of the most recent RR measurement date)	$101,198,970.00
(j) Seller's Interest (as of the most recent RR measurement date)	$2,695,886,458.35

VI. TRUST ACCOUNT BALANCES AND EARNINGS	Series 2024-A	Series 2024-B

BEGINNING ACCOUNT BALANCES:
(a) Finance Charge Account	$10,016,645.07	$9,662,467.10
(b) Cash Collateral Account, if applicable	$0.00	$0.00
(c) Spread Account, if applicable	$0.00	$0.00
(d) Reserve Account	$2,851,030.00	$0.00
(e) Principal Account	$57,020,600.00	$0.00
(f) Principal Accumulation Account	$0.00	$0.00

ENDING ACCOUNT BALANCES:
(g) Finance Charge Account	$9,636,626.18	$11,782,448.78
(h) Cash Collateral Account, if applicable	$0.00	$0.00
(i) Spread Account, if applicable	$0.00	$0.00
(j) Reserve Account	$2,851,030.00	$0.00
(k) Principal Account	$57,020,600.00	$0.00
(l) Principal Accumulation Account	$57,020,600.00	$0.00

INTEREST AND EARNINGS:
(m) Interest and Earnings on Finance Charge Account	$31,879.95	$34,382.33
(n) Interest and Earnings on Cash Collateral Account, if applicable	$0.00	$0.00
(o) Interest and Earnings on Spread Account, if applicable	$0.00	$0.00
(p) Interest and Earnings on Reserve Account	$8,475.51	$0.00
(q) Interest and Earnings on Principal Accumulation Account	$98,306.82	$0.00
(r) Interest and Earnings on Principal Account	$182,056.01	$0.00
(s) Interest and Earnings on Collection Account (allocated)	$23,204.22	$25,311.35

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2024-A & 2024-B

VII. ALLOCATION and APPLICATION of COLLECTIONS	Series 2024-A	Series 2024-B

APPLICATIONS OF FINANCE CHARGE COLLECTIONS:

(a) Floating Allocation of Finance Charges	$19,311,711.56	$20,749,913.67

(b) Class A Monthly Interest	$2,279,166.67	$1,925,000.00
(c) Class A Swap Payment Due to (from) Swap Provider, if applicable

(d) Class M Monthly Interest	$0.00	$0.00
(e) Class M Swap Payment Due to (from) Swap Provider, if applicable

(f) Class B Monthly Interest	$0.00	$0.00
(g) Class B Swap Payment Due to (from) Swap Provider, if applicable

(h) Servicing Fee (Collateral Amount*2%/12)	$1,046,520.67	$1,141,553.33

(i) Class C Monthly Interest	$0.00	$0.00
(j) Class C Swap Payment Due to (from) Swap Provider, if applicable

(k) Investor Default Amounts	$4,581,241.47	$4,997,255.80
(l) Uncovered Dilution Amounts	$0.00	$0.00
(m) Unreimbursed Investor Chargeoffs & Reallocated Principal Collections	$0.00	$0.00

(n) Required to be Deposited into Cash Collateral Account, if applicable	$0.00	$0.00
(o) Required Reserve Account Amount, if applicable	$0.00	$2,500,000.00
(p) Required to be Deposited into the Spread Account, if applicable	$0.00	$0.00

(q) Required Payments and Deposits Relating to Interest Rate Swaps	$0.00	$0.00
(r) Other Payments Required to be made	$0.00	$0.00

(s) Excess Finance Charge Collections (a-b-c-d-e-f-g-h-i-j-k-l-m-n-o-p-q-r)	$11,404,782.75	$10,186,104.54

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2024-A & 2024-B

APPLICATION OF PRINCIPAL COLLECTIONS:
	Series 2024-A	Series 2024-B

(t) Investor Principal Collections	$93,626,463.77	$93,626,327.08

(u) Less Reallocated Principal Collections	$0.00	$0.00

(v) Plus Shared Principal Collections from other Principal Sharing Series	$0.00	$0.00

(w) Plus Aggregate amount of Finance Charge Collections applied to cover Defaults and Uncovered Dilution and to be treated as Available Principal Collections	$4,581,241.47	$4,997,255.80

(x) Available Principal Collections (t+u+v+w)	$98,207,705.24	$98,623,582.88

(y) Deposits to Principal Accumulation Account	$57,020,600.00	$0.00

(z) Monthly Principal applied for payments to the Class A Noteholders	$0.00	$0.00

(aa) Monthly Principal applied for payments to the Class M Noteholders	$0.00	$0.00

(ab) Monthly Principal applied for payments to the Class B Noteholders	$0.00	$0.00

(ac) Monthly Principal applied for payments to the Class C Noteholders	$0.00	$0.00

(ad) Shared Principal Collections applied to other Principal Sharing	$0.00	$0.00

VIII. INVESTOR CHARGE-OFFS	Series 2024-A	Series 2024-B

(a) Investor Defaults and Uncovered Dilution	$4,581,241.47	$4,997,255.80
(b) Reimbursed from Available Funds	$4,581,241.47	$4,997,255.80
(c) Reimbursed from Excess Funding Account	$0.00	$0.00
(d) Total reimbursed in respect of Investor Defaults and Dilution	$4,581,241.47	$4,997,255.80
(e) Investor Charge-off (a - d)	$0.00	$0.00

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2024-A & 2024-B

IX. YIELD and BASE RATE	Series 2024-A [1]	Series 2024-B

Base Rate
(Monthly interest, any net swap payments and monthly servicing fees divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(a) Base Rate (current month)	5.83%	5.37%
(b) Base Rate (prior month)	5.99%	5.37%
(c) Base Rate (2 months prior)	5.99%	5.37%

(d) 3 Month Average Base Rate	5.94%	5.37%

Gross Portfolio Yield
(Finance charge collections allocable to each series divided by the collateral amount)

(e) Gross Portfolio Yield (current month)	36.91%	36.35%
(f) Gross Portfolio Yield (prior month)	35.31%	35.11%
(g) Gross Portfolio Yield (2 months prior)	34.82%	34.80%

(h) 3 Month Average Gross Portfolio Yield	35.68%	35.42%

Portfolio Yield
(Finance charge collections less defaults allocable to each series divided by the collateral amount plus amounts on deposit in the principal accumulation account)

(i) Portfolio Yield (current month)	25.81%	27.60%
(j) Portfolio Yield (prior month)	26.72%	26.51%
(k) Portfolio Yield (2 months prior)	25.78%	25.76%

(l) 3 Month Average Portfolio Yield	26.10%	26.62%

Excess Spread Percentage
(Portfolio Yield less Base Rate)

(m) Portfolio Adjusted Yield (current month)	19.98%	22.23%
(n) Portfolio Adjusted Yield (prior month)	20.72%	21.14%
(o) Portfolio Adjusted Yield (2 months prior)	19.79%	20.39%

(p) Portfolio Adjusted Yield (3 month average)	20.16%	21.25%

1 The Series 2024-A controlled accumulation period commenced in June 2026.

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2024-A & 2024-B

X. PRINCIPAL ACCUMULATION ACCOUNT	Series 2024-A	Series 2024-B

(a) Cumulative Class A principal distributed to PAA (as of prior distribution date)	$50,000,000.00	$0.00
(b) Class A Principal deposited in the Principal Accumulation Account (PAA)	$50,000,000.00	$0.00
(c) Total Class A Principal deposited in the PAA (a + b)	$100,000,000.00	$0.00

(d) Cumulative Class M principal distributed to PAA (as of prior distribution date)	$4,452,100.00	$0.00
(e) Class M Principal deposited in the Principal Accumulation Account (PAA)	$4,452,100.00	$0.00
(f) Total Class M Principal deposited in the PAA (d +e)	$8,904,200.00	$0.00

(g) Cumulative Class B principal distributed to PAA (as of prior distribution date)	$2,568,500.00	$0.00
(h) Class B Principal deposited in the Principal Accumulation Account (PAA)	$2,568,500.00	$0.00
(i) Total Class B Principal deposited in the PAA (g + h)	$5,137,000.00	$0.00

(j) Cumulative Class C principal distributed to PAA (as of prior distribution date)	$0.00	$0.00
(k) Class C Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00
(l) Total Class C Principal deposited in the PAA (j + k)	$0.00	$0.00

(m) Ending PAA balance (c + f + i + l)	$114,041,200.00	$0.00

XI. PRINCIPAL REPAYMENT	Series 2024-A	Series 2024-B

(a) Class A Principal Paid (as of prior distribution dates)	$0.00	$0.00
(b) Class A Principal Payments (to be paid on current distribution date)	$0.00	$0.00
(c) Total Class A Principal Paid (a + b)	$0.00	$0.00

(d) Class M Principal Paid (as of prior distribution dates)	$0.00	$0.00
(e) Class M Principal Payments (to be paid on current distribution date)	$0.00	$0.00
(f) Total Class M Principal Paid (d + e)	$0.00	$0.00

(g) Class B Principal Paid (as of prior distribution dates)	$0.00	$0.00
(h) Class B Principal Payments (to be made on current distribution date)	$0.00	$0.00
(i) Total Class B Principal Paid (g + h)	$0.00	$0.00

(j) Class C Principal Paid (as of prior distribution dates)	$0.00	$0.00
(k) Class C Principal Payments (to be made on current distribution date)	$0.00	$0.00
(l) Total Class C Principal Paid (j + k)	$0.00	$0.00

(m) Total Principal Paid (c + f + i + l)	$0.00	$0.00

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2024-A & 2024-B

XII. SUPPLEMENTAL INFORMATION

Solely with respect to the Series 2024-A and Series 2024-B Notes:

Comenity Bank (the “Bank”) hereby confirms that, with reference to the EU Securitization Rules and the UK Securitization Rules, in each case as in effect on the Closing Date:

(i) as “originator” for purposes of the EU Securitization Rules and UK Securitization Rules, the Bank continues and will continue to retain on an ongoing basis a material net economic interest in the transaction constituted by the issuance of the Series 2024-A Notes and Series 2024-B Notes, in the form of a first loss tranche in accordance with option (d) of Article 6(3) of each of the EU Securitization Regulation and the UK Securitization Regulation in an amount equal to not less than 5% of the nominal value of the securitized exposures (such nominal value as measured at the date of origination (being, with respect to each such securitized exposure, the date on which the Issuer acquires an interest therein)), by holding, through the Transferor (its wholly-owned subsidiary), the right to receive distributions in respect of the Excess Collateral Amount (the “Retained Interest”).

(ii) the Bank has not allowed (and has not permitted the Transferor or any of its Affiliates to allow) and the Bank will not (and will not permit the Transferor or any of its Affiliates to) allow the Retained Interest to be subject to any credit risk mitigation or hedging or to be sold, transferred, or otherwise surrendered, except to the extent permitted in accordance with the EU Securitization Rules and the UK Securitization Rules; and

(iii) the Bank has not changed and will not change the retention option or method of calculation of the material net economic interest referred to in (i), except as permitted under the EU Securitization Rules and the UK Securitization Rules.

For purposes of the foregoing: (i) “EU Securitization Regulation” means the European Union’s Regulation (EU) 2017/2402, as amended; (ii) “EU Securitization Rules” means the EU Securitization Regulation, together with any relevant guidance published in relation thereto by the European Banking Authority, the European Securities and Markets Authority, the European Insurance and Occupational Pensions Authority or the European Commission and any relevant regulatory and/or implementing technical standards adopted by the European Commission in relation thereto; (iii) “UK Securitization Regulation” means Regulation (EU) 2017/2402 as it forms part of United Kingdom domestic law by virtue of the European Union (Withdrawal) Act 2018 (as amended, the “EUWA”), as amended by the Securitisation (Amendment) (EU Exit) Regulations 2019, and as further amended, supplemented or replaced; and (iv) “UK Securitization Rules” means the UK Securitization Regulation, together with (a) all applicable binding technical standards made under the UK Securitization Regulation, (b) any European Union regulatory technical standards or implementing technical standards relating to the EU Securitization Regulation or applicable in relation thereto pursuant to any transitional provisions of the EU Securitization Regulation, in each case forming part of United Kingdom domestic law by virtue of the EUWA, (c) all relevant guidance, policy statements or directions relating to the application of the UK Securitization Regulation (or any binding technical standards) published by the Financial Conduct Authority and/or the Prudential Regulation Authority (or their successors), (d) any guidelines relating to the application of the EU Securitization Regulation which are applicable in the United Kingdom, (e) any other transitional, saving or other provision relevant to the UK Securitization Regulation by virtue of the operation of the EUWA and (f) any other applicable laws, acts, statutory instruments, rules, guidance or policy statements published or enacted relating to the UK Securitization Regulation, in each case as amended, supplemented or replaced from time to time.

Comenity Bank, as Servicer

By:	/s/ Wai Chung
Name:	Wai Chung
Title:	Treasurer